Client Name:
Client Project Name:	BRAVO 2024-NQM6
Start - End Dates:	4/7/2024 - 6/27/2024
Deal Loan Count:	241

Conditions Report 2.0

Loans in Report:	241
Loans with Conditions:	109

0 - Total Active Conditions

99 - Total Satisfied Conditions

47 - Credit Review Scope
5 - Category: Application
2 - Category: Assets
1 - Category: Credit/Mtg History
7 - Category: DTI
14 - Category: Income/Employment
6 - Category: Insurance
5 - Category: Legal Documents
4 - Category: Terms/Guidelines
3 - Category: Title
22 - Property Valuations Review Scope
10 - Category: Appraisal
11 - Category: FEMA
1 - Category: Value
30 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Documentation
27 - Category: TILA/RESPA Integrated Disclosure
65 - Total Waived Conditions

57 - Credit Review Scope
2 - Category: Assets
27 - Category: Credit/Mtg History
4 - Category: Income/Employment
1 - Category: Insurance
10 - Category: LTV/CLTV
13 - Category: Terms/Guidelines
4 - Property Valuations Review Scope
1 - Category: Appraisal
3 - Category: Property
4 - Compliance Review Scope
1 - Category: Federal Higher-Priced
1 - Category: Repayment Ability
1 - Category: RESPA
1 - Category: TILA/RESPA Integrated Disclosure

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